RELATED PARTY TRANSACTIONS - Narrative (Details) shares in Millions, $ in Millions				12 Months Ended
	Oct. 13, 2017 shares	Aug. 09, 2017	Aug. 02, 2017 CAD / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Sale of stock, price per share | CAD / shares			CAD 42.35
Norbord | Brookfield
Disclosure of transactions between related parties [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares			3.6
Proportion of ownership interest in associate	40.00%	49.00%
Number of shares issued | shares	7.1
Brookfield
Disclosure of transactions between related parties [line items]
Indemnity commitment				$ 1
Services received from related party transactions				$ 1	$ 1
Interex Forest Products Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate				25.00%
Revenue from sale from related party transactions				$ 78	62
Amounts receivable from related party transactions				3	2
Investments accounted for using equity method, less than				$ 1	$ 1